Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of gains losses on disposals of non-financial assets [Line items]
Tangible and intangible assets, gains	€ 131	€ 124		€ 134
Investments, gains	1,219	2		443
Gains on disposals of tangible and intangible assets and investments	1,350	126		577
Tangible and intangible assets, losses	(55)	(92)		(43)
Investments, losses	(4)	(6)		(12)
Losses on disposals of tangible and intangible assets and investments	(59)	(98)		(55)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	1,291	28	[1]	522
Custody Business
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	989	0		0
Prisma
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	194	0		0
Allfunds Bank Sa
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	€ 0	€ 0		€ 425

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).